Note 8 Stock Based Compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005
Rescinded					(750,000)		(200,000)
Options and Warrants Exercisable	7,714,850
Upper Range of Exercise Prices	1.75
Lower Range of Exercise Prices	0.25
Exercisable (Weighted Average Upper Range of Exercise Prices)	1.15
Weighted Average Exercise Price Outstanding	1.15
Number of Shares [Member]
Granted	1,210,000	2,085,000	1,860,000	939,000	3,495,001	5,768,971	1,425,000	680,000
Exercised	(1,210,000)		(1,279,700)	(1,488,384)	(807,770)			(300,000)
Rescinded						(200,000)
Cancelled/Forfeited		(162,500)			(750,000)	(125,019)	(260,000)
Expired	(25,000)		(16,667)	(1,304,451)	(115,000)	(574,981)	(70,000)
Options and Warrants Outstanding	8,773,500	8,798,500	6,876,000	6,312,367	8,166,202	6,343,971	1,475,000	380,000
Options and Warrants Exercisable	7,714,850
Exercise Price [Member]
Granted	0.90	0.63	0.25	0.25	0.001	0.25	0.25	0.25
Exercised	0.25		0.25	0.001	0.25			0.25
Rescinded						0.50
Cancelled/Forfeited		1.51			0.72	1.00	1.40
Expired				0.25	0.50	1.00	1.40
Upper Range of Exercise Prices		1.25	1.00	1.00	0.50
Lower Range of Exercise Prices		0.25	0.25	0.001	0.25
Granted (Upper Range of Exercise Prices)	1.69	1.30	1.51	0.45	1.75	0.72	1.00	2.10
Granted (Lower Range of Exercise Prices)	0.90	0.63	0.25	0.25	0.001	0.25	0.25	0.25
Cancelled (Upper Range of Exercise Prices)							2.10
Cancelled (Lower Range of Exercise Prices							1.40
Rescinded/Voided	1.25				0.72
Expired (Upper Range of Exercise Prices)				1.00	2.00		2.00
Expired (Lower Range of Exercise Prices)				0.25	0.50		1.40
Outstanding (Upper Range of Exercise Prices)	1.75	1.75	1.75	1.75	1.75	2.00	2.00	2.10
Outstanding (Lower Range of Exercise Prices)	0.25	0.25	0.25	0.25	0.001	0.25	0.25	1.40
Exercisable (Upper Range of Exercise Prices)	1.75
Exercisable (Lower Range of Exercise Prices)	0.25
Weighted Exercise Price
Granted	1.19	1.09	1.20	0.30	1.16	0.48	0.70	0.99
Exercised	0.37		0.42	0.20	0.53			0.25
Cancelled/Forfeited		1.51			0.72	1.00	(0.48)
Expired	1.25		1.00	0.59	0.07	1.00	(0.12)
Options and Warrants Outstanding	1.13	1.02	1.01	0.71	0.79	0.48	0.83	0.68
Options and Warrants Exercisable	1.15
Granted (Weighted Average)	1.21	1.09	1.20	0.30	1.16	0.48	0.70	0.99
Exercised (Weighted Average)	0.37		0.42	0.20	0.53			0.25
Cancelled/Forfeited/Voided (Weighted Average)	1.25	1.51			0.72	1.00	(0.48)
Rescinded (Weighted Average)						0.50
Expired (Weighted Average)			1.00	0.59	0.07	1.00	(0.12)
Exercisable (Weighted Average Upper Range of Exercise Prices)	1.13
Exercisable (Weighted Average Lower Range of Exercise Prices)	0.25
Weighted Average Exercise Price Outstanding	1.13
Weighted Average Exercise Price Exercisable	1.15	1.02	1.01	0.71	0.79	0.48	0.83	0.68
ExercisePriceUpperRangeMember
Granted	1.69	1.30	1.51	0.45	1.75	0.72	1.00	2.10
Exercised	1.25		1.00	1.00	0.50			0.25
Cancelled/Forfeited		1.51			0.72	1.00	2.10
Expired	1.25		1.00	1.00	2.00	1.00	2.00	0
Options and Warrants Outstanding	1.75	1.75	1.75	1.75	1.75	2.00	2.00	2.10